FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 40,364	$ 34,374	$ 29,515
Derivative financial liabilities	193,147	116,113	154,906
Brokerage payables designated at fair value	43,852	43,911	45,085
Debt issued designated at fair value	125,050	77,233	73,638
Other financial liabilities designated at fair value	36,122	25,758	30,237
Total financial liabilities measured at fair value through profit or loss	438,534	297,390	333,381
Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	66,700
Other financial liabilities designated at fair value	6,996
Total financial liabilities measured at fair value through profit or loss	121,646
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	23,378	19,839	16,951
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	5,731	4,681	4,707
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	10,115	8,647	6,587
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,106	1,176	1,229
Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	76,580	53,267	88,508
Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	62,045	34,677	37,545
Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	45,284	24,573	26,148
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	6,235	1,343	1,199
Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,728	1,625	1,361
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	15,124	14,243	13,221
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	13,295	9,707	15,333
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,703	1,809	1,684
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	33,231	28,332	23,578
Derivative financial liabilities	1,007	967	640
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	0	0	0
Other financial liabilities designated at fair value	0	0	0
Total financial liabilities measured at fair value through profit or loss	34,238	29,299	24,219
Level 1 | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total financial liabilities measured at fair value through profit or loss	4,442
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	22,984	19,411	16,521
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	32	33	36
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	9,159	7,919	5,880
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,057	969	1,141
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	591	529	587
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	1	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	2	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	6	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	6,983	5,941	5,823
Derivative financial liabilities	186,797	113,051	152,582
Brokerage payables designated at fair value	43,852	43,911	45,085
Debt issued designated at fair value	105,951	66,748	63,111
Other financial liabilities designated at fair value	33,097	25,180	29,547
Total financial liabilities measured at fair value through profit or loss	376,680	254,831	296,148
Level 2 | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total financial liabilities measured at fair value through profit or loss	103,921
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	311	370	352
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	5,639	4,610	4,643
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	957	728	706
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	46	204	84
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	75,856	52,706	87,897
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	61,690	34,317	37,429
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	41,569	23,207	24,963
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	5,629	1,057	920
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,685	1,592	1,309
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	15,124	14,243	13,221
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	13,295	9,707	15,333
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	4,678	1,230	993
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	150	101	114
Derivative financial liabilities	5,343	2,095	1,684
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	19,099	10,485	10,527
Other financial liabilities designated at fair value	3,025	579	691
Total financial liabilities measured at fair value through profit or loss	27,616	13,260	13,015
Level 3 | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total financial liabilities measured at fair value through profit or loss	13,284
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	83	58	78
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	61	38	27
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	0	1
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	3	3	3
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	132	33	24
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	355	360	116
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,714	1,365	1,184
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	605	286	279
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	37	33	52
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 3,025	$ 579	$ 691